UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    May 1, 2006

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		81

Form 13F Information Table Value Total:		$108,007

List of Other Included Managers:

NONE

                             TITLE                   VALUE       SHARES/  SHR/   INVS
NAME OF ISSUER              OF CLASS      CUSIP      (x$1000)    PRN AMT  PRN    DSCR
------------------------------------------------------------------------------------------
3M Company                    COM       88579Y101        1968     26000   SH     SOLE
Abbott Laboratories           COM       002824100         943     22200   SH     SOLE
Accenture                     COM       G1150G111        1606     53400   SH     SOLE
Aflac Inc                     COM       001055102         393      8700   SH     SOLE
American Int'l Group, Inc     COM       026874107        1877     28400   SH     SOLE
American Movil S A DE CV      ADR       02364W105         719     21000   SH     SOLE
American Power Conversion     COM       029066107         698     30200   SH     SOLE
Amern Tower Corp Class A      COM       029912201         497     16400   SH     SOLE
Amgen Incorporated            COM       031162100         655      9000   SH     SOLE
Apache Corp                   COM       037411105         649      9900   SH     SOLE
Automatic Data Processing     COM       053015103         219      4800   SH     SOLE
Bank of America               COM       060505104        2476     54376   SH     SOLE
Barr Pharmuceuticals, Inc     COM       068306109         976     15500   SH     SOLE
BB&T Corporation              COM       054937107         268      6829   SH     SOLE
Berkshire Hathaway Cl B       COM       084670207        1042       346   SH     SOLE
BP Amoco PLD ADR              ADR       055622104        5530     80213   SH     SOLE
Burlington Northern Sante     COM       12189T104        1158     13900   SH     SOLE
Caterpillar                   COM       149123101        1407     19600   SH     SOLE
Chevrontexaco Corp            COM       166764100         436      7522   SH     SOLE
Cisco Systems Inc.            COM       17275R102        1738     80200   SH     SOLE
Citigroup                     COM       172967101        1980     41933   SH     SOLE
Colgate-Palmolive             COM       194162103        1129     19766   SH     SOLE
Conocophillips Com            COM       20825C104        2368     37500   SH     SOLE
Consol Energy Inc             COM       20854P109        1898     25600   SH     SOLE
Copano Energy Llc             COM       217202100         272      6100   SH     SOLE
Corning Inc.                  COM       219350105        1128     41900   SH     SOLE
Danaher Corporation           COM       235851102         521      8200   SH     SOLE
Diageo PLC ADR                ADR       386090302        1705     26885   SH     SOLE
Duke Realty Investments       COM       264411505         410     10800   SH     SOLE
Ebay, Inc.                    COM       278642103        1646     42200   SH     SOLE
Eli Lilly & Co.               COM       532457108        1692     30592   SH     SOLE
Embraer Empresa Br Adr        ADR       29081M102         663     18000   SH     SOLE
Exxon Mobile Corp.            COM       30231G102        2190     35984   SH     SOLE
FedEx Corp                    COM       31428X106        2711     24000   SH     SOLE
General Electric              COM       369604103        4503    129475   SH     SOLE
Genuine Parts Co              COM       372460105        1543     35200   SH     SOLE
Gold Banc Corp, Inc.          COM       379907108         733     40000   SH     SOLE
Goldman Sachs Group Inc.      COM       38141G104         471      3000   SH     SOLE
Harrahs Entmt Inc             COM       413619107        1707     21900   SH     SOLE
Henry Schein Inc              COM       806407102        1201     25100   SH     SOLE
HSBC Holdings PLC-SPON        ADR       404280406        1106     13200   SH     SOLE
Intel Corporation             COM       458140100        1382     71003   SH     SOLE
J.P. Morgan Chase & Co.       COM       46625H100        1838     44140   SH     SOLE
Johnson & Johnson             COM       478160104        1830     30900   SH     SOLE
Marriott Intl Inc Cl A        COM       571903202        1310     19100   SH     SOLE
McCormick & Co.               COM       579780206         267      7900   SH     SOLE
Medtronic Inc                 COM       585055106        1742     34325   SH     SOLE
Merrill Lynch                 COM       590188108        1213     15400   SH     SOLE
Microsoft Corporation         COM       594918104        2890    106207   SH     SOLE
Monsanto                      COM       61166W101        2466     29100   SH     SOLE
Motorola Inc.                 COM       620076109        1070     46700   SH     SOLE
Old National Bancorp Ind      COM       680033107         236     10890   SH     SOLE
Omnicom Group Inc.            COM       681919106         949     11400   SH     SOLE
Oracle Corp                   COM       68389X105         802     58618   SH     SOLE
Paincare Holdings Inc         COM       69562E104          23     12050   SH     SOLE
PepsiCo Inc.                  COM       713448108        2358     40800   SH     SOLE
Petroleo Brasileiro Adrf      ADR       71654V408         676      7800   SH     SOLE
Pfizer Inc.                   COM       717081103        1753     70365   SH     SOLE
Praxair, Inc.                 COM       74005P104        2256     40900   SH     SOLE
Procter & Gamble              COM       742718109        2169     37634   SH     SOLE
Qualcomm Inc                  COM       747525103         288      5700   SH     SOLE
Raytheon Co.                  COM       755111507        1669     36400   SH     SOLE
Republic Bancorp Incl KY      COM       760281204         416     20490   SH     SOLE
Roche Hldg Ltd Spon Adrf      ADR       771195104         812     10900   SH     SOLE
Schlumberger Ltd.             COM       806857108        2088     16500   SH     SOLE
Simon Property Group, Inc     COM       828806109         572      6800   SH     SOLE
Starbucks Corporation         COM       855244109         380     10100   SH     SOLE
Starwood Hotels & Resort      COM       85590A401         671      9900   SH     SOLE
Stryker Corp                  COM       863667101         909     20500   SH     SOLE
Suncor Energy                 ADR       867229106         601      7800   SH     SOLE
Sysco Corp                    COM       871829107        1564     48800   SH     SOLE
Target Corp.                  COM       87612E106         478      9200   SH     SOLE
Toyota Motor                  ADR       892331307        2254     20700   SH     SOLE
Transocean Offshore Inc.      COM       893817106         498      6200   SH     SOLE
United Commerce Bancorp       COM       909835100         300     20000   SH     SOLE
United Technologies Corp.     COM       913017109        1223     21100   SH     SOLE
Vodafone Grp Plc ADR          ADR       92857W100         673     32200   SH     SOLE
Walgreen Company              COM       931422109        3161     73300   SH     SOLE
Wells Fargo & Co              COM       949746101        1067     16700   SH     SOLE
Williams Companies, Inc.      COM       969457100         473     22100   SH     SOLE
Wyeth                         COM       983024100        1185     24433   SH     SOLE
